SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Current			$ 422,230	$ 186,923
Deferred
Current
Deferred
Income tax provision / (benefit)			$ 422,230	$ 186,923